Note 4 - Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
	Fair Value Measurements at the End of the Reporting Period
	Level 1	Level 2	Level 3	Total
Items measured at fair value on a recurring basis at December 31, 2014

Cash and cash equivalents
Money market mutual funds	$-	$162	$-	$162

Items measured at fair value on a recurring basis at December 31, 2013

Cash and cash equivalents
Money market mutual funds	$-	$1,764	$-	$1,764

Short-term investments
Government bonds	-	1,613	-	1,613
Corporate bonds	-	1,517	-	1,517
Agency bonds	-	5,448	-	5,448

Long-term investments
Available-for-sale securities (note 9)	1,284	-	-	1,284

Total recurring fair value measurements	$1,284	$10,342	$-	$11,626

Fair Value Measurements, Nonrecurring [Table Text Block]
Items measured at fair value on a nonrecurring basis at December 31, 2014	Level 1	Level 2	Level 3	Total	Total Losses

Long-term investments
Cost method securities (note 9)	$-	$-	$167	$167	$(83)
Long-lived assets held and used related to the exit activities
Property and equipment (note 3)	-	-	-	-	(24)
Other assets (note 3)	-	-	-	-	(58)

Total nonrecurring fair value measurements	$-	$-	$167	$167	$(165)